STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Class B Ordinary Shares Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2018	$ 1,078	$ 27,117	$ (28,195)
Balance at the beginning (in shares) at Dec. 31, 2018	21,562,500
Capital contributions		3,707		$ 3,707
Net income			(1,853)	(1,853)
Balance at the end at Dec. 31, 2019	$ 1,078	30,824	(30,048)	1,854
Balance at the end (in shares) at Dec. 31, 2019	21,562,500
Net income			(1,854)	(1,854)
Balance at the end at Mar. 31, 2020	$ 1,078	30,824	(31,902)
Balance at the end (in shares) at Mar. 31, 2020	21,562,500
Balance at the beginning at Dec. 31, 2019	$ 1,078	30,824	(30,048)	1,854
Balance at the beginning (in shares) at Dec. 31, 2019	21,562,500
Net income				(11,854)
Balance at the end at Sep. 30, 2020	$ 1,078	30,824	(41,902)	(10,000)
Balance at the end (in shares) at Sep. 30, 2020	21,562,500
Balance at the beginning at Dec. 31, 2019	$ 1,078	30,824	(30,048)	1,854
Balance at the beginning (in shares) at Dec. 31, 2019	21,562,500
Excess of proceeds received over fair value of private warrant liabilities		328,959		328,959
Forfeiture of Class B ordinary shares by Sponsor	$ (57)	57
Forfeiture of Class B ordinary shares by Sponsor (in shares)	(1,142,250)
Accretion of Class A ordinary shares subject to possible redemption amount		(359,840)	(84,257,894)	(84,617,734)
Net income			(19,641,760)	(19,641,760)
Balance at the end at Dec. 31, 2020	$ 1,021		(103,929,702)	(103,928,681)
Balance at the end (in shares) at Dec. 31, 2020	20,420,250
Balance at the beginning at Mar. 31, 2020	$ 1,078	30,824	(31,902)
Balance at the beginning (in shares) at Mar. 31, 2020	21,562,500
Net income	$ 0	0	0	0
Balance at the end at Jun. 30, 2020	$ 1,078	30,824	(31,902)
Balance at the end (in shares) at Jun. 30, 2020	21,562,500
Net income			(10,000)	(10,000)
Balance at the end at Sep. 30, 2020	$ 1,078	$ 30,824	(41,902)	(10,000)
Balance at the end (in shares) at Sep. 30, 2020	21,562,500
Balance at the beginning at Dec. 31, 2020	$ 1,021		(103,929,702)	(103,928,681)
Balance at the beginning (in shares) at Dec. 31, 2020	20,420,250
Net income			20,283,146	20,283,146
Balance at the end at Mar. 31, 2021	$ 1,021		(83,646,556)	(83,645,535)
Balance at the end (in shares) at Mar. 31, 2021	20,420,250
Balance at the beginning at Dec. 31, 2020	$ 1,021		(103,929,702)	(103,928,681)
Balance at the beginning (in shares) at Dec. 31, 2020	20,420,250
Net income				21,601,594
Balance at the end at Jun. 30, 2021	$ 1,021		(82,328,108)	(82,327,087)
Balance at the end (in shares) at Jun. 30, 2021	20,420,250
Balance at the beginning at Dec. 31, 2020	$ 1,021		(103,929,702)	(103,928,681)
Balance at the beginning (in shares) at Dec. 31, 2020	20,420,250
Net income				32,748,467
Balance at the end at Sep. 30, 2021	$ 1,021		(71,181,235)	(71,180,214)
Balance at the end (in shares) at Sep. 30, 2021	20,420,250
Balance at the beginning at Mar. 31, 2021	$ 1,021		(83,646,556)	(83,645,535)
Balance at the beginning (in shares) at Mar. 31, 2021	20,420,250
Net income			1,318,448	1,318,448
Balance at the end at Jun. 30, 2021	$ 1,021		(82,328,108)	(82,327,087)
Balance at the end (in shares) at Jun. 30, 2021	20,420,250
Net income			11,146,873	11,146,873
Balance at the end at Sep. 30, 2021	$ 1,021		$ (71,181,235)	$ (71,180,214)
Balance at the end (in shares) at Sep. 30, 2021	20,420,250